--------------------------------------------------------------------------------

                                                                 5900 "O" Street
                                                               Lincoln, NE 68510

August 17, 2007

                                                                       Via EDGAR

Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:      Ameritas Life Insurance Corp. ("Ameritas") and
         Ameritas Variable Separate Account VA-2, 1940 Act No. 811-05192 ("Separate Account")
         OVERTURE Medley! Flexible Premium Deferred Variable Annuity,
         1933 Act No. 333-142483
         Post-Effective Amendment No. 1 on Form N-4 Pursuant to Rule 485(a)

         Request for Selective Review Pursuant to Securities Act
         Release No. 6510 and
         Investment Company Act Release No. 13768

Today, we are submitting via EDGAR, pursuant to Rule 485(a), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is November 5, 2007.

The Registrant is requesting selective review of this Post-Effective Amendment ("Amendment") pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

     (a) The material provisions of this registration have been reviewed by the staff of the Division of Investment Management's Office of Insurance Products, with the exception of the revisions specified in this letter, as Registration Statement No. 333-47162 filed in Post-Effective Amendment No. 10 on February 16, 2007. (This was the registration number of the product when offered by Ameritas Variable Life Insurance Company, prior to that company's merger with and into Ameritas at the close of business April 30, 2007. See discussion of the merger on Pages 4 and 40.) The Ameritas initial Form N-4 for this product was filed May 1, 2007 and was assigned the new Registration No. 333-142483.

     (b) The primary purpose of this Amendment is to add a guaranteed lifetime withdrawal benefit to the product.

Revisions related to the guaranteed lifetime withdrawal benefit ("GLWB") rider are:

     1. A brief description of the GLWB rider replaces prior mention of the Value+ option, which will no longer be offered to new policy owners on and after November 5, 2007. Page 1.

     2. The Table of Contents is updated for sections related to the GLWB rider. Page 2.

     3. Mention of the GLWB rider is added to the Policy Operations and Features, Withdrawals section. Page 4.

     4.   Charges for the GLWB rider are stated, Page 6, and discussed, Page 12.

     5.   Examples of Expenses are updated for GLWB charges. Pages 9-10.

     6. The effect of the GLWB rider on other features of the policy are revised as follows:
            Model Asset Allocation Program, Page 19
            Beneficiary, Page 24
            "Free" Withdrawal Features, Page 26
            Loans, Page 27.

7. The description of the GLWB rider is on Pages 32-37.

In addition to changes related to the GLWB rider, we made the following other revisions to the prospectus:

     1.   The proposed effective date is added. Page 1.

     2. References to the Value+ option are deleted or revised, since it will no longer be offered to new policy owners on and after November 5, 2007. Pages 1, 6, 12, 20, and 22.

     3. References to the Statement of Additional Information ("SAI") are revised to reflect that the May 1, 2007 SAI will continue to be used with this prospectus. Page 1 and Last Page

     4. A section is added stating Ameritas is a member of IMSA. Page 2 (Contents) and Last Page.

     5. Text was added to clarify that certain features of the product are not available in some states. Pages 5, 6, 15, and 25. (We also made a minor correction to a heading on Page 6.)

     6.   The Adding, Deleting, or Substituting Variable Investment Options
          section is further clarified. Page 15.

     7. We made minor text corrections to Appendix B: Tax Qualified Plan Disclosures at Pages B-3 and B-4.

We acknowledge that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings, staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing, and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/  Sally R. Bredensteiner

Assistant Counsel
Ameritas Life Insurance Corp.

Enclosure